Risks Arising from Financial Instruments - Summary of Allowance for Impairment (Detail) - Impairment losses [member] - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of impairment loss and reversal of impairment loss [line items]
Beginning balance	$ (468)	$ (438)
Impairment losses	(25)	(53)
Derecognition	10	64
Currency translation and other	(4)	(40)
Ending balance	$ (487)	$ (468)